Segment Information - Summary Of Revenue And Property, Plant And Equipment By Geography (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 13,120	$ 10,494	$ 40,906	$ 24,879
Property, plant and equipment, net	$ 38,334		35,530	19,521
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			32,960	21,215
Property, plant and equipment, net			34,840	18,956
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			7,946	3,664
Property, plant and equipment, net			$ 690	$ 565